S000048870 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	127 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.77%	10.64%	5.73%	2.54%
Performance Inception Date					May 18, 2015
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%	13.60%
Performance Inception Date					May 18, 2015
Class I
Prospectus [Line Items]
Average Annual Return, Percent		6.12%	8.75%	5.19%	3.39%
Performance Inception Date					May 18, 2015
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.85%	3.95%	2.50%	0.90%
Performance Inception Date					May 18, 2015
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.62%	4.79%	2.91%	1.56%
Performance Inception Date					May 18, 2015
Class N
Prospectus [Line Items]
Average Annual Return, Percent		5.87%	8.48%	4.91%	3.12%
Performance Inception Date					May 18, 2015
I2
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.02%	8.69%	5.13%	3.34%
Performance Inception Date	[1]				May 18, 2015

[1]
Class I2 shares of the Fund were not available for purchase until November 3, 2025. Performance shown prior to that inception date is that of Class I shares (which invest in the same portfolio of securities as Class I2 shares), reduced by an estimate of the additional operating expenses that would have applied to Class I2 shares prior to November 3, 2025. The actual additional expenses incurred had Class I2 shares begun operations earlier may have been greater or less than that estimate.